SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

28SUBSEQUENT EVENTS

Issuance of ordinary shares

On January 26, 2018, the Company completed a public offering in which the Company offered and sold 8,000,000 ADSs (or 64,000,000 Class A ordinary shares), and SBCVC, one of the Company’s principal shareholders, sold 3,000,000 ADSs (or 24,000,000 Class A ordinary shares), at a price of US$26.00 per ADS. On January 29, 2018, the underwriters exercised their option to purchase from the Company and SBCVC additional 225,000 ADSs (or 1,800,000 Class A ordinary shares) and 1,425,000 ADSs (or 11,400,000 Class A ordinary shares), respectively. The Company raised a total of approximately US$213,850 in proceeds from this public offering, before deducting underwriting discounts and commissions and other issuance costs.